Long-Term Debt - Schedule of Contractual Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-Term Debt Maturity Schedule
2018	$ 0
2019	449
2020	273
2021	0
2022	0
Thereafter	375,000
Total debt	375,722
8.125% senior notes due May 2025 | Senior Notes
Debt Instrument [Line Items]
Aggregate unamortized debt financing costs	$ 7,250	$ 0